Pension and Other Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefit Plans

NOTE 6 — Pension and Other Postretirement Benefit Plans

Employee Benefit Plan Obligations

As part of the Warner Chilcott Acquisition, on October 1, 2013, the Company assumed defined benefit pension plans (the “WC Plan”) covering certain employees in Western Europe. In connection with the Actavis Group Acquisition on October 31, 2012, the Company assumed all of the Actavis Group’s defined benefit obligations and assets for its qualified and non-qualified pension plans and postretirement plans. Prior to these acquisitions the Company did not have any material defined benefit plans. Retirement benefits are generally based on an employee’s years of service and compensation. Funding requirements are determined on an individual country and plan basis and are subject to local country practices and market circumstances.

Net periodic benefit cost of the defined benefit plans was deminimis in the year ended December 31, 2012. The net periodic benefit cost of the defined benefit plans for the year ended December 31, 2013 was as follows:

Defined Benefit Year Ended December 31,
2013(1)
Service cost	$7.0
Interest cost	6.0
Other investments	(1.3)
Expected return on plan assets	(4.8)
Settlement loss	0.2

Net periodic benefit cost	$7.1

(1)	Includes net periodic benefit cost from the WC Plan following the Warner Chilcott Acquisition on October 1, 2013.

Obligations and Funded Status

Employee benefit plans are an exception to the recognition and fair value measurement principles in business combinations. Employee benefit plan obligations are recognized and measured in accordance with the existing authoritative literature for accounting for benefit plans rather than at fair value. Accordingly, the Company remeasured the benefit plans acquired as part of its acquisitions and recognized an asset or liability for the funded status of these plans as of the respective acquisition dates.

Benefit obligation and asset data for the defined benefit plans, were as follows:

	Year Ended December 31,
(in millions)	2013(2)	2012(1)
Change in Plan Assets
Fair value of plan assets at beginning of year	$67.2	$66.5
Fair value of plan assets assumed in the Warner Chilcott Acquistion	79.1	—
Other acquisition related activity	18.2	—
Reclassification to assets held for sale	(4.9)	—
Other contributions	1.9	—
Actuarial gain	4.5	—
Employer contribution	8.4	—
Return on plan assets	7.1	0.5
Benefits paid	(4.4)	(0.2)
Effects of exchange rate changes	2.2	0.4

Fair value of plan assets at end of year	$179.3	$67.2

Change in Benefit Obligation
Benefit obligation at beginning of year	$90.9	$89.9
Benefit obligation assumed in the Warner Chilcott Acquistion	97.5	—
Reclassification to assets held for sale	(10.4)	—
Other acquisition related activity	40.6	—
Contributions	2.0	—
Service cost	7.0	—
Interest cost	6.0	0.6
Actuarial (gain)	(1.1)	—
Benefit paid	(5.5)	(0.2)
Effects of exchange rate changes	4.2	0.6

Benefit obligation at end of year	$231.2	$90.9

Funded status at end of year	$(51.9)	$(23.7)

(1)	The year ended December 31, 2012 represents the period from October 31, 2012 to December 31, 2012.
(2)	The year ended December 31, 2013 includes benefit obligation and asset data from the WC Plan following the Warner Chilcott Acquisition on October 1, 2013.

The following table outlines the funded actuarial amounts recognized:

	As of December 31,
(in millions)	2013	2012
Current liabilities	$(0.1)	$(3.5)
Noncurrent liabilities	(51.8)	(20.2)

	$(51.9)	$(23.7)

The underfunding of pension benefits is primarily a function of the different funding incentives that exist outside of the United States. In certain countries, there are no legal requirements or financial incentives provided to companies to pre-fund pension obligations. In these instances, benefit payments are typically paid directly by the Company as they become due.

Plan Assets

Companies are required to use a fair value hierarchy as defined in ASC Topic 820 “Fair Value Measurement,” (“ASC 820”) which maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. There are three levels of inputs used to measure fair value with Level 1 having the highest priority and Level 3 having the lowest:

Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Unobservable inputs that are supported by little or no market activity. The Level 3 assets are those whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques with significant unobservable inputs, as well as instruments for which the determination of fair value requires significant judgment or estimation.

If the inputs used to measure the financial assets fall within more than one level described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

The fair values of the Company’s pension plan assets at December 31, 2013 by asset category are as follows:

(in millions)	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investment funds
U.S. large cap equities	$—	$—	$—	$—
Non-U.S. developed markets equities	70.3	—	—	70.3
Fixed income obligations	83.6	—	—	83.6
Other investments
Other	—	25.4	—	25.4

Total Assets	$153.9	$25.4	$—	$179.3

The fair values of the Company’s pension plan assets at December 31, 2012 by asset category are as follows:

(in millions)	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investment funds
U.S. large cap equities	$5.4	$—	$—	$5.4
Non-U.S. developed markets equities	28.2	—	—	28.2
Corporate obligations	27.8	—	—	27.8
Other investments
Other	5.8	—	—	5.8

Total Assets	$67.2	$—	$—	$67.2

The assets of the pension plan are held in separately administered trusts. The investment guidelines for the Company’s pension plans is to create an asset allocation that is expected to deliver a rate of return sufficient to meet the long-term obligation of the plan, given an acceptable level of risk. The target investment portfolio of the Company’s pension plans is allocated as follows:

	Actual Asset Allocations As of December 31,
	2013(1)	2012
Bonds	47%	40%
Equity securities	39%	50%
Other investments	14%	10%

(1)	Includes the asset allocation of the WC Plan following the Warner Chilcott Acquisition on October 1, 2013.

Expected Contributions

Employer contributions to the pension plan during the year ending December 31, 2014 are expected to be $10.0 million.

Expected Benefit Payments

Total expected benefit payments for the Company’s pension plans are as follows (in millions):

2014	$7.4
2015	6.8
2016	7.1
2017	8.1
2018	8.5
Thereafter	193.3

Total Liability	$231.2

Expected benefit payments are based on the same assumptions used to measure the benefit obligations and include estimated future employee service. The majority of the payments will be paid from plan assets and not Company assets.

Amounts Recognized in Other Comprehensive Income (Loss)

Net loss amounts reflect experience differentials primarily relating to differences between expected and actual returns on plan assets as well as the effects of changes in actuarial assumptions. Net loss amounts in excess of certain thresholds are amortized into net pension cost over the average remaining service life of employees. Balances recognized within accumulated other comprehensive income (loss) that have not been recognized as components of net periodic benefit costs are as follows (in million):

Defined Benefit
Balance as of December 31, 2012	$—
Net actuarial loss(1)	5.6

Balance as of December 31, 2013	$5.6

(1)	Includes net accrual loss associated with the WC Plan following the Warner Chilcott Acquisition on October 1, 2013.

The Company does not expect to amortize amounts from accumulated other comprehensive income to net periodic benefit costs during 2014.

Information for defined benefit plans with an accumulated benefit obligation in excess of plan assets is presented below (in millions):

	Defined Benefit As of December 31,
	2013	2012
Projected benefit obligations	$231.2	$90.9
Accumulated benefit obligations	$214.4	$90.9
Plan assets	$179.3	$67.2

Actuarial Assumptions

The weighted average assumptions used to calculate the projected benefit obligations of the Company’s defined benefit plans are as follows:

	As of December 31,
	2013	2012
Discount rate	3.9%	4.5%
Salary growth rate	3.8%	4.6%

The weighted average assumptions used to calculate the net periodic benefit cost of the Company’s defined benefit plans are as follows:

	As of December 31,
	2013	2012
Discount rate	3.8%	4.5%
Expected rate of return on plan assets	3.3%	5.1%
Salary growth rate	2.5%	4.6%

In order to select a discount rate for purposes of valuing the plan obligations the Company uses returns of long-term investment grade bonds and adjusts them as needed to fit the estimated duration of the plan liabilities.

The expected rate of return represents the average rate of return to be earned on plan assets over the period the benefits included in the benefit obligation are to be paid. In developing the expected rate of return, long-term historical returns data are considered as well as actual returns on the plan assets and other capital markets experience. Using this reference information, the long-term return expectations for each asset category and a weighted average expected return was developed, according to the allocation among those investment categories.

Savings Plans

The Company also maintains certain defined contribution savings plans covering substantially all U.S.-based employees. The Company contributes to the plans based upon the employee contributions. The Company’s contributions to these retirement plans were $46.9 million, $25.8 million and $15.7 million in the years ended December 31, 2013, 2012 and 2011, respectively.